Credit Facilities - Interest Expense During Period (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Line of Credit Facility [Abstract]
Average principle outstanding during period	$ 970,750	$ 1,148,500
Average effective interest rate during period	2.57%	2.11%
Total interest expense incurred during period	$ 24,993	$ 24,193